Summary Prospectus
May 1, 2025
SunAmerica Series Trust
SA American Funds® Asset Allocation Portfolio
(Class 1 and Class 3 Shares)
SunAmerica Series Trust’s Statutory Prospectus and Statement of Additional Information, each dated May 1, 2025, as amended and supplemented from time to time, and the most recent shareholder reports are incorporated into and made part of this Summary Prospectus by reference. The Portfolio is offered only to the separate accounts of certain affiliated and unaffiliated life insurance companies. This Summary Prospectus is not intended for use by other investors.
Before you invest, you may want to review SunAmerica Series Trust’s Statutory Prospectus, which contains more information about the Portfolio and its risks. You can find the Statutory Prospectus and the above-incorporated information online at https://www.corebridgefinancial.com/getprospectus. You can also get this information at no cost by calling (800) 445-7862 or by sending an e-mail request to fundprospectus@corebridgefinancial.com.
The Securities and Exchange Commission has not approved or disapproved these securities, nor has it determined that this Summary Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Investment Goal

The Portfolio’s investment goal is high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 3
Management Fees	1.11%	1.11%
Service (12b-1) Fees	None	0.25%
Other Expenses	0.04%	0.04%
Total Annual Portfolio Operating Expenses	1.15%	1.40%
Fee Waivers and/or Expense Reimbursements[2]	0.60%	0.60%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.55%	0.80%
1
Amounts reflect the total expenses of the Portfolio and the Master Asset Allocation Fund (as defined herein). The Total Annual Portfolio
Operating Expenses do not correlate to the ratio of expenses appearing in the Financial Highlights table in the most recent shareholder report. The Financial Highlights table reflects only the operating expenses of the Portfolio and does not include the fees of the Master Asset Allocation Fund.
2
SunAmerica Asset Management, LLC (“SunAmerica”) has entered into a contractual agreement with SunAmerica Series Trust (the “Trust”) under which it will waive 0.60% of its advisory fee for such time as the Portfolio is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue indefinitely as long as the Portfolio is part of a master-feeder fund structure and cannot be reduced or eliminated without approval of the Board of Trustees of the Trust.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. The Example reflects the aggregate expenses of both the Master Asset Allocation Fund (as defined below) and the Portfolio and assumes that the contractual waiver of SunAmerica’s advisory fee continues for all periods shown. Although your actual costs may be higher or lower, based on these assumptions and the Total Annual Portfolio Operating Expenses After Fee Waivers and/or
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SA American Funds® Asset Allocation Portfolio
Expense Reimbursements shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1	$56	$176	$307	$689
Class 3	82	255	444	990
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio described in this Prospectus operates as a “feeder fund” and attempts to achieve its investment goal by investing all or substantially all of its assets in Class 1 shares of the American Funds Insurance Series® Asset Allocation Fund (the “Master Asset Allocation Fund”), a portfolio offered by American Funds Insurance Series®, a registered open-end investment company. In turn, the Master Asset Allocation Fund seeks to provide investors with high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments (debt securities maturing in one year or less).
The Master Asset Allocation Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations as designated by the adviser to the Master Asset Allocation Fund or unrated but determined to be of equivalent quality by the adviser to the Master Asset Allocation Fund). Such securities are sometimes referred to as “junk bonds” and are considered speculative.
In seeking to pursue its investment goal, the Master Asset Allocation Fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Master Asset Allocation Fund’s investment adviser expects (but is not required) to maintain a flexible investment mix falling within the following ranges:
40% – 80% in equity securities; 20% – 50% in debt securities; and 0% – 40% in money market instruments and cash. As of December 31, 2024, the Master Asset Allocation Fund was approximately 67% invested in equity securities, 30% invested in debt securities and 3% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the Master Asset Allocation Fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.
Capital Research and Management Company (“Capital Research”), the investment adviser of the Master Asset Allocation Fund, may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).
Investment of the Portfolio’s assets in the Master Asset Allocation Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its entire investment in the Master Asset Allocation Fund.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests primarily (through its investment in the Master Asset Allocation Fund) in equity securities. As with any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of various types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well
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SA American Funds® Asset Allocation Portfolio
in circumstances under which “growth” stocks in general have fallen, or vice versa. In addition, individual stocks selected for the Master Asset Allocation Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives or strategies.
Risks of Investing in Growth Stocks. Growth stocks are historically volatile, which will affect the Master Asset Allocation Fund and the Portfolio. Growth stocks can be volatile for several reasons. Since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Risks of Investing in Debt Instruments. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by debt instrument issuers. To the extent the Master Asset Allocation Fund is invested in the fixed income market, movements in the fixed income market generally may affect its performance. In addition, individual debt instruments selected for the Master Asset Allocation Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.
Interest Rate Risk. The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Lower quality fixed income securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Any future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. government. The Master Asset Allocation Fund or an Underlying Fund directly, and the Portfolio indirectly, could lose money if the issuer of a debt security or the counterparty to a transaction is unable or perceived to be unable to pay interest or repay principal when it becomes due or to perform its obligations under the transaction. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions.
The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Credit quality risk is gauged, in part, by the credit ratings of the securities in which an Underlying Fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to the credit quality or an evaluation of market risk. The Underlying Funds’ investment adviser relies on its own credit analysts to research issuers in seeking to mitigate the risks of an issuer defaulting on its obligations.
Junk Bonds Risk. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default. A junk bond’s market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Master Asset Allocation Fund to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Master Asset Allocation Fund to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for the Portfolio.
Risk of Income-Oriented Stocks. Changes in dividend policies or the availability of capital resources may reduce the income from companies in which the Master Asset Allocation Fund invests.
Risk of Thinly-Traded Securities. There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.
Foreign Exposure Risk. The Master Asset Allocation Fund may invest in foreign securities. Investors in foreign
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SA American Funds® Asset Allocation Portfolio
countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Foreign investments will also be affected by local political, social or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks may be heightened to the extent the Master Asset Allocation Fund invests in emerging markets.
Prepayment Risk. Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. This can reduce the returns of the Master Asset Allocation Fund because the Master Asset Allocation Fund will have to reinvest that money at the lower prevailing interest rates. In periods of increasing interest rates, the occurrence of prepayments generally declines, with the effect that the securities subject to prepayment risk held by the Master Asset Allocation Fund may exhibit price characteristics of longer-term debt securities.
ESG Investment Risk. The Master Asset Allocation Fund’s adherence to its ESG criteria and application of related analyses when selecting investments may impact the Master Asset Allocation Fund’s performance, including relative to similar funds that do not adhere to such criteria or apply such analyses. Additionally, the Master Asset Allocation Fund’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. The Master Asset Allocation Fund may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or the subadviser’s assessment of such may change over time.
Active Trading Risk. The Master Asset Allocation Fund may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne indirectly by the Portfolio and could affect its performance.
Market Risk. The Portfolio’s or the Master Asset Allocation Fund’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism, and other armed conflicts; disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. The prospects for an industry or issuer may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the Master Asset Allocation Fund’s investment adviser’s assessment of issuers held in the Master Asset Allocation Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Master Asset Allocation Fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.
Master-Feeder Structure Risk. Other “feeder” funds may also invest in the Master Asset Allocation Fund. As shareholders of the Master Asset Allocation Fund, feeder funds, including the Portfolio, vote on matters pertaining to the Master Asset Allocation Fund. Feeder funds with a greater pro rata ownership in the Master Asset Allocation Fund could have effective voting control of the operations of the Master Asset Allocation Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Asset Allocation Fund borne by the remaining feeder fund shareholders, including the Portfolio.
You should also refer to the Master Asset Allocation Fund’s prospectus and the statements of additional information for your Portfolio and the Master Asset Allocation Fund, which are available free of charge upon request.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index (a broad-based securities
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SA American Funds® Asset Allocation Portfolio
market index) and a blended index. The blended index consists of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index (the “Blended Index”). The Blended Index is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the Variable Contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 3 Shares)

During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	13.70%
Lowest Quarterly Return:	March 31, 2020	-13.55%
Average Annual Total Returns (For the periods ended December 31, 2024)
	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class 1 Shares	16.43%	8.30%	N/A	9.01%	9/26/2016
Class 3 Shares	16.19%	8.04%	8.03%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	14.85%
Blended Index	15.04%	8.67%	8.52%	9.33%
Investment Adviser

SunAmerica serves as investment adviser to the Portfolio pursuant to its investment advisory and management agreement with the Trust. Capital Research serves as investment adviser to the Master Asset Allocation Fund.
Portfolio Managers
Name and Title	Portfolio Manager of Master Asset Allocation Fund Since
Alan N. Berro - President Partner – Capital World Investors	2000
Emme Kozloff Partner – Capital World Investors	2021
Tom Chow Partner – Capital Fixed Income Investors	2025
Justin Toner Partner – Capital World Investors	2016
Jin Lee Partner – Capital World Investors	2018
John R. Queen Partner - Capital Fixed Income Investors	2016
Purchases and Sales of Portfolio Shares

Shares of the Portfolios may only be purchased or redeemed through Variable Contracts offered by the separate accounts of participating life insurance companies. Shares of a Portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.
The Portfolios do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account minimums. Please consult the prospectus (or other offering document) for your Variable Contract which may contain additional information about purchases and redemptions of Portfolio shares.
Tax Information

The Portfolios will not be subject to U.S. federal income tax so long as they qualify as regulated investment companies and distribute their income and gains each year to their shareholders. However, contractholders may be subject to U.S. federal income tax (and a U.S. federal Medicare tax of 3.8% that applies to net investment income, including taxable annuity payments, if applicable) upon withdrawal from a Variable Contract. Contractholders should consult the prospectus (or other offering document) for the
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Variable Contract for additional information regarding taxation.
Payments to Broker-Dealers and
Other Financial Intermediaries

The Portfolios are not sold directly to the general public but instead are offered as an underlying investment option for Variable Contracts. A Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including a Portfolio as an underlying investment option in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.
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